Asset Impairment and Exit Costs	12 Months Ended
Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Asset Impairment and Exit Costs
Asset Impairment and Exit Costs:
During 2013, 2012 and 2011, pre-tax asset impairment and exit costs consisted of the following:

(in millions)	2013	2012	2011
Separation programs:
European Union	$13	$—	$35
Eastern Europe, Middle East & Africa	14	—	6
Asia	19	13	7
Latin America & Canada	5	29	15
Total separation programs	51	42	63
Contract termination charges:
Eastern Europe, Middle East & Africa	250	—	12
Asia	8	13	—
Total contract termination charges	258	13	12
Asset impairment charges:
European Union	—	5	10
Eastern Europe, Middle East & Africa	—	5	7
Asia	—	13	8
Latin America & Canada	—	5	9
Total asset impairment charges	—	28	34
Asset impairment and exit costs	$309	$83	$109

Exit Costs
Separation Programs
PMI recorded pre-tax separation program charges of $51 million, $42 million and $63 million for the years ended December 31, 2013, 2012 and 2011, respectively. The 2013 pre-tax separation program charges primarily related to the restructuring of global and regional functions based in Switzerland and Australia. The 2012 pre-tax separation program charges primarily related to severance costs associated with factory restructurings. The 2011 pre-tax separation program charges primarily related to severance costs for factory and R&D restructurings.
Contract Termination Charges
During 2013, PMI recorded exit costs of $258 million related to the termination of distribution agreements in Eastern Europe, Middle East & Africa (due to a new business model in Egypt) and Asia. During 2012, PMI recorded exit costs of $13 million related to the termination of distribution agreements in Asia. During 2011, PMI recorded exit costs of $12 million related to the termination of a distribution agreement in Eastern Europe, Middle East & Africa.
Movement in Exit Cost Liabilities
The movement in exit cost liabilities for PMI was as follows:

(in millions)
Liability balance, January 1, 2012	$28
Charges	55
Cash spent	(57)
Currency/other	(6)
Liability balance, December 31, 2012	$20
Charges	309
Cash spent	(21)
Currency/other	—
Liability balance, December 31, 2013	$308

Cash payments related to exit costs at PMI were $21 million, $57 million and $98 million for the years ended December 31, 2013, 2012 and 2011, respectively. Future cash payments for exit costs incurred to date are expected to be approximately $308 million, and these costs will be substantially paid in 2014.

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Asset Impairment Charges
PMI recorded pre-tax asset impairment charges of $28 million and $34 million for the years ended December 31, 2012 and 2011, respectively, primarily related to the consolidation of R&D activities as well as charges for factory restructurings.